CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Trade sales, services and fees, net	$ 2,691		$ 2,923							$ 8,406	$ 8,445	$ 11,041	$ 9,049	$ 7,569
Related party sales	50		53							162	144	180	201	96
Total revenues	2,741	2,632	2,976	2,934	2,679	2,412	2,401	2,343	2,094	8,568	8,589	11,221	9,250	7,665
Cost of goods sold	2,199		2,481							6,940	7,124	9,363	7,772	6,570
Gross profit	542	393	495	505	465	384	420	388	286	1,628	1,465	1,858	1,478	1,095
Operating expenses:
Selling, general and administrative	220		216							669	688	916	855	839
Research and development	35		42							112	123	166	151	145
Other operating (income) expense			(1)							7	7	(20)		(18)
Restructuring, impairment and plant closing costs	47	(4)	155	9	7	5	4	17	3	52	171	167	29	88
Total expenses	302		412							840	989	1,229	1,035	1,054
Operating income	240		83							788	476	629	443	41
Interest expense, net	(59)		(66)							(181)	(197)
Equity in income of investment in unconsolidated affiliates	2		2							5	6	8	24	3
Loss on early extinguishment of debt	(1)		(2)							(2)	(5)	(7)	(37)	(21)
Other income (expense)	1		(1)							2
Income (loss) from continuing operations before income taxes	183		16							612	280	370	184	(240)
Income tax expense	(62)		(55)							(188)	(111)	(113)	(40)	(159)
Income (loss) from continuing operations	121	88	(39)	127	81	40	60	57	(13)	424	169	257	144	(399)
(Loss) income from discontinued operations, net of tax	(1)		10							(7)	(5)	(1)	42	(19)
Income (loss) before extraordinary gain (loss)	120	92	(29)	126	67	34	59	119	(26)	417	164	256	186	(418)
Extraordinary gain (loss) on the acquisition of a business, net of tax of nil	1									1	2	4	(1)	6
Net income (loss)	121	94	(29)	127	68	33	59	119	(26)	418	166	260	185	(412)
Net income attributable to noncontrolling interests	(4)		(2)							(8)	(17)	(7)	(5)	2
Net income (loss) attributable to Huntsman International LLC	$ 117	$ 104	$ (31)	$ 117	$ 63	$ 31	$ 58	$ 117	$ (26)	$ 410	$ 149	$ 253	$ 180	$ (410)